Related Party Transactions - Schedule of Amounts Due to and from Related Parties (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Due from related parties	224	197
Due to related parties	(227)	(230)
Investment		251